Geographical Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Geographical Information

The following represents our revenues, less transaction-based expenses, net assets and net property and equipment based on the geographic location (in millions):

	United States	Foreign Countries	Total
Revenues, less transaction-based expenses:
Year ended December 31, 2015	$1,971	$1,367	$3,338
Year ended December 31, 2014	$1,859	$1,233	$3,092
Year ended December 31, 2013	$842	$756	$1,598
Net assets:
As of December 31, 2015	$7,915	$6,960	$14,875
As of December 31, 2014	$5,437	$7,120	$12,557
Property and equipment, net:
As of December 31, 2015	$888	$149	$1,037
As of December 31, 2014	$734	$140	$874

The foreign countries category above primarily relates to the U.K. and to a lesser extent, continental Europe, Israel, Canada and Singapore. No customers accounted for more than 10% of our consolidated revenues, less transaction-based expenses, for the years ended December 31, 2015, 2014 and 2013.